Members of the Supervisory Board	12 Months Ended
Dec. 31, 2017
Members Of Supervisory Board
Members of the Supervisory Board

29. Members of the Supervisory Board

As a result of the resolution passed by the Annual General Meeting held on 31 May 2016, the Supervisory Board has consisted of the following members since 31 May 2016:

Dr. Ulrich Granzer	Supervisory Board Chairman, Owner and Managing Director of Ulrich Granzer Regulatory Consulting & Services, resident in Munich, Germany

Jürgen Baumann	Deputy Supervisory Board Chairman, management consultant, resident in Monheim

John Borer	Head of Investment Banking at The Benchmark Company LLC, New York, USA, resident in Jersey City, NJ, USA

Hansjörg Plaggemars	Management consultant, Value Consult, resident in Stuttgart

Kevin Weber	Principal of Skysis, LLC., Scottsdale, AZ, USA, resident in Scottsdale, AZ, USA

Mark Reeth relinquished his Supervisory Board mandate as of 31 October 2017.

Mark Reeth	Attorney, resident in Frederick, MD, USA

Based on a resolution of the Cologne District Court of 1 February 2018, the Supervisory Board includes the following member as a representative of the shareholders:

Reinhard Eyring	Partner of Ashurst LLP law firm, Frankfurt/Main, resident in Kronberg/Taunus.

The Supervisory Board members held the following other supervisory board positions and positions on comparable domestic and foreign boards during the reporting period:

Hansjörg Plaggemars	OOC CTV Verwaltungs GmbH, Managing Director
Stellar Diamonds plc, non-executive Director
Eurohaus Frankfurt AG, Management Board member
Youbisheng Green Paper AG, Supervisory Board Chairman
Ming Le Sports AG, Supervisory Board Chairman
Nordic SSW 1000 Verwaltungs AG, Supervisory Board Chairman
Balaton Agro Invest AG, Management Board member
Carus AG, Supervisory Board member
Deutsche Balaton Immobilien I AG, Supervisory Board member
Alpha Cleantec AG, Management Board member
Delphi Unternehmensberatung AG, Management Board member
Strawtec Group AG, Management Board member
S&O Agrar AG, Management Board member

Reinhard Eyring	DESTAG Deutsche Steinindustrie AG, Bensheim, Supervisory Board Chairman
Vanguard AG, Berlin, Supervisory Board Chairman

In the 2017 financial year, compensation paid to Supervisory Board members amounted to EUR 0.1 million (2016: EUR 0.1 million; 2015: EUR 0.1 million). The compensation transactions are classified as short-term employee benefits as per IAS 24.17(a).

During the reporting period, the company availed itself of additional advisory services from Supervisory Board member Dr. Ulrich Granzer. Dr. Granzer assisted the company with key issues relating to the preparation of the applications for approval submitted to the supervisory authorities in Europe and the U.S.. During the course of the 2017 financial year, advisory services amounting to EUR 34 thousand (2016: EUR 10 thousand; 2015: 62 thousand) were provided by Granzer Regulatory Consulting & Services. Accounts payable to Granzer Regulatory Consulting & Services amounted to EUR 0 on 31 December 2017 (31 December 2016: EUR 7 thousand). The amounts stated here do not include statutory VAT at the current rate of 19%. The underlying consultancy contract was approved in consideration of the statutory provisions.